Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	59 Months Ended	62 Months Ended	65 Months Ended	68 Months Ended
	Oct. 13, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000220710
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,600	$ 11,493	$ 12,486	$ 13,013	$ 12,729	$ 12,107	$ 11,269	$ 10,662	$ 11,080	$ 11,026	$ 11,297	$ 12,057	$ 12,176	$ 13,393	$ 13,939	$ 14,709	$ 15,233	$ 15,092	$ 15,286	$ 16,429	$ 17,274	$ 18,500	$ 19,345
C000220708
Account Value [Line Items]
Accumulated Value	10,000	10,590	11,482	12,464	12,981	12,687	12,057	11,224	10,610	11,026	10,964	11,222	11,976	12,072	13,279	13,808	14,556	15,074	14,926	15,105	16,214	17,043	18,236	19,061
C000220709
Account Value [Line Items]
Accumulated Value	500,000	530,000	574,634	625,307	651,657	637,468	607,048	565,074	534,643	556,155	553,473	567,651	605,821	611,820	673,253	701,306	740,579	766,948	760,506	770,293	828,439	871,041	933,675	976,306
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,446	11,207	12,263	13,142	13,198	12,585	11,811	11,397	11,772	11,569	12,052	13,079	13,256	14,878	15,376	16,498	17,828	17,487	17,393	19,111	20,250	20,462	22,514
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,446	11,207	12,263	13,142	13,198	12,585	11,811	11,397	11,772	11,569	12,052	13,079	13,256	14,878	15,376	16,498	17,828	17,487	17,393	19,111	20,250	20,462	22,514
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,304	560,359	613,151	657,115	659,876	629,247	590,563	569,837	588,592	578,449	602,579	653,930	662,805	743,897	768,789	824,896	891,376	874,327	869,641	955,559	1,012,496	1,023,106	1,125,709
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	10,000	10,536	11,301	12,252	12,700	12,495	12,149	11,516	10,936	11,323	11,401	11,602	12,331	12,449	13,614	14,095	14,972	15,462	15,406	15,755	17,041	17,920	18,962	20,185
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	10,000	10,536	11,301	12,252	12,700	12,495	12,149	11,516	10,936	11,323	11,401	11,602	12,331	12,449	13,614	14,095	14,972	15,462	15,406	15,755	17,041	17,920	18,962	20,185
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 526,806	$ 565,048	$ 612,578	$ 635,013	$ 624,731	$ 607,437	$ 575,802	$ 546,801	$ 566,138	$ 570,073	$ 580,110	$ 616,566	$ 622,467	$ 680,720	$ 704,729	$ 748,578	$ 773,124	$ 770,315	$ 787,770	$ 852,064	$ 895,988	$ 948,081	$ 1,009,225